Trade and other payables	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Trade And Other Payables
Trade and other payables

Note 10. Trade and other payables

Trade and other Payables	March 31, 2025 ($)	June 30, 2024 ($)
Payable to member gyms	266,368	69,019
Taxes payable	770,644	603,550
Trade payables	1,326,800	540,102
Loans from related parties	369,215	-
Accruals	920,314	778,865
Total current payables	3,653,341	1,991,536

Note 13. Trade and other payables

	2024 ($)	2023 ($)
Payable to member gyms	69,019	61,065
Taxes payable	603,550	560,204
Trade payables	540,102	723,105
Provision for refund liability	-	70,000
Other Payables	778,865	620,062
Total trade and other payables	1,991,536	2,034,436